Schedule of related party balance with the related party (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Total	$ 52,936	$ 54,588
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Total	2,196	2,199
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Total	11,276	11,642
Bin Fu [Member]
Related Party Transaction [Line Items]
Total	$ 39,464	$ 40,747